Note 25 Plan assets breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash or cash equivalents plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 233	€ 60	€ 86
Debt securities government bonds plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,697	2,267	2,818
Investment funds [member]
Plan assets breakdown [Line Items]
Assets of benefit plan	1	1	0
Asset-backed securities [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Structured debt [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Insurance contracts plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	24	21	21
Total plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,956	2,349	2,924
Of which bank account in BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	6	25	23
Of which debt securities issued by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Of which property occupied by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 0	€ 0	€ 0